Summary of Significant Accounting Policies (Details)		1 Months Ended		12 Months Ended
	Nov. 11, 2019	Dec. 25, 2019	May 17, 2019	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jul. 13, 2020	Apr. 16, 2020	Dec. 31, 2019 INR (₨)	Nov. 08, 2018
Summary of Significant Accounting Policies (Details) [Line Items]
Owners equity interest rate					14.00%					14.00%
Restricted cash				$ 84,237	$ 85,293
Allowances for doubtful accounts to receivables				11,124,368	3,228,732
Inventory reserve				144,272	0
Allowances for doubtful accounts to suppliers				916,948	627,614
Impairment of long-lived assets disposed				200,000
Impairment of fixed assets				1,490,298
Joint-venture agreement, description			the Company’s subsidiary Beijing REIT Eco-Engineering Technology Co., Ltd. (“REIT Eco Engineering”) entered into a joint-venture agreement with three third-party business partners, Baotou Jiayu Tianfu Trading Co., Ltd. (“Jiayu”), Baotou Tianwei Technology Environmental Protection Commerce Co., Ltd. “(Tianwei”) and Baotou Huiminkang Electricity Co., Ltd. (“Huiminkang”), pursuant to which a joint venture company Inner Mongolia REIT Zhengbei Environment Technology Co. Ltd. (“REIT Zhengbei”) was incorporated to jointly manufacture and sell eco-friendly construction materials in the PRC. Total register capital of REIT Zhengbei is approximately $1.4 million (RMB 10 million), and REIT Eco Engineering needs to contribute RMB 4 million ($0.56 million) in exchange for 40% of the ownership interest in REIT Zhengbei, with the remaining 60% ownership interest owned by the remaining three business partners. As of December 31, 2019, REIT Eco Engineering had made capital contribution of $28,720 (RMB 0.2 million), which was recorded as long-term investment in equity investee on the consolidated balance sheets.
Ownership interest, percentage	REIT Eco Engineering owns 55% of the ownership interest in Litu Ruima, with the remaining 45% equity interest owned by Yunnan Litu. Since the Company’s ownership interest in Yunnan Litu is 55%, this makes the Company holding an aggregate of 79.75% equity interest in Litu Ruima, directly and indirectly.	REIT Eco Engineering signed a share transfer agreement with a third party, Shanghai Yincheng Culture Media Co., Ltd. (“Yincheng”), to transfer its 51% equity interest in Litu Ruima to Yincheng for a nominal price. Litu Ruima did not have any active operation since inception, so no gain or loss was recorded in connection with this share transfer transaction. As a result, the Company’s equity ownership interest in Litu Ruima decreased from 79.75% to 28.75% as of December 31, 2019.
Additional lease assets				700,000
Security retention, amount				0	0
Shipping and handling expenses				$ 451,333	658,382	$ 652,360
Value added tax percentage				13.00%
Cash and cash equivalents				$ 897,281	$ 1,458,483
FDIC insurance limits				$ 1,403					₨ 100,000
Supplier, description				As of December 31, 2019, two suppliers accounted for 32% and 21% of the total accounts payable balance, respectively. As of December 31, 2018, four suppliers accounted for 34%, 23%, 15% and 11% of the Company’s total accounts payable balance, respectively.
Recognition of Asset and Liability for Lease of Acquiree [Policy Text Block]						one
Revenue Benchmark [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, Percentage				10.00%
Accounts Receivable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, Percentage				10.00%
Supplier Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, Percentage				25.00%	28.00%	31.00%
Yunnan Litu [Member] | Subsequent Event [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Owners equity interest rate							55.00%
Yangbi Litu [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Equity method investment ownership increase decrease, percentage.				79.75%					79.75%
Yangbi Litu [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Equity method investment ownership increase decrease, percentage.				55.00%					55.00%
Yangbi Litu [Member] | Subsequent Event [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Owners equity interest rate							55.00%
Taiheng [Member] | Subsequent Event [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Owners equity interest rate								40.00%
REIT Changjiang [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Non-controlling equity interest percentage						15.68%
Federal Deposit Insurance Corporation [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Cash and cash equivalents				$ 765,701	$ 1,047,561
Federal Credit Guarantee Corporation [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Cash and cash equivalents				$ 9,324	$ 90,783